Expenses by nature	12 Months Ended
Dec. 31, 2024
Depreciation and amortisation expense [abstract]
Expenses by nature
Note 6 - Expenses by nature
The following table illustrates the Group's expenses for major functions by nature:

	For the year ended December 31,
	2024	2023	2022
Inventory costs	2,112,317	2,183,847	2,174,192
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	622,092	339,568	—
Advertising, selling, and promotion costs	301,199	390,962	298,347
Professional services and consultant costs	283,397	252,734	270,656
Employee benefit costs	209,148	235,656	188,710
Impairment of inventory	89,744	146,550	14,830
Warranties and costs associated with settling contract liabilities	69,215	91,548	131,447
Sales agent costs	58,009	53,570	54,611
Depreciation and amortization expense	55,719	115,445	140,806
Maintenance and insurance service costs	17,910	21,844	15,901
Other costs	20,731	47,955	65,263
Total cost of sales, selling, general and administrative expense, and research and development expense	$3,839,481	$3,879,679	$3,354,763